Bingham McCutchen LLP
                               One Federal Street
                          Boston, Massachusetts 02110




May 8, 2009



VIA EDGAR
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U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pioneer Series Trust I (the "Trust")
       Post-Effective Amendment No. 13 to the Registration Statement on
         Form N-1A (File Nos. 333-108472 and 811-21425)
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Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 13 to the Registration Statement for the Trust (the "Amendment") on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), relating to Pioneer Select Mid Cap Growth Fund (formerly, Mid Cap Growth Fund II), Pioneer Intermediate Tax Free Income Fund, and Pioneer Growth Fund (each, a "Fund"), each a series of the Registrant.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act, and is to be effective on May 8, 2009, for the purposes of including financial statements and making various other related changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,



/s/ Jeremy B. Kantrowitz, Esq.
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Jeremy B. Kantrowitz, Esq.

cc:  Christopher J. Kelley, Esq.